                                              Rule 497(j)
                                              Reg. No. 333-94557
Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, the Registrant, National Equity Trust, B2B E-Commerce Enablers Trust hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that con- tained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration state- ment has been filed electronically.

                                  NATIONAL EQUITY TRUST
                                  B2B E-COMMERCE ENABLERS TRUST

                                  (Registrant)

                                  By:  Prudential Securities
                                       Incorporated

                                       Kenneth Swankie
                                       Senior Vice President
                                       Authorized Signatory

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C.  20549